Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities, Current [Abstract]
Payroll and related accruals	$ 99,085	$ 66,866
Other liabilities	67,244	54,241
Deferred revenue	57,066	48,525
Accrued expenses	51,026	38,963
Accrued contingent consideration and milestone payments	23,593	142,604
Operating lease liabilities	23,450	18,739
Restructuring	11,599	62,227
Accrued royalties	7,427	5,481
Accrued interest on long-term debt	4,575	5,257
Cash collateral	600	1,400
Total accrued and other current liabilities	$ 345,665	$ 444,303